Intangible Assets - Aggregate Amortizations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS [Abstract]
2019	$ 2,299
2020	1,166
2021	1,166
2022 and thereafter	1,417
Total	$ 6,048	$ 8,080	$ 18,952